Offerings - Offering: 1	Oct. 22, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,656,494.88
Amount of Registration Fee	$ 253.61
Offering Note	(1) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025. (2) An aggregate fee of $253.61 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94568) on July 28, 2025.